Schedule of Investments (unaudited) October 31, 2020	iShares Edge MSCI Multifactor USA Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.0%
Huntington Ingalls Industries, Inc.	225	$33,183
Teledyne Technologies, Inc.(a)	194	59,975
Textron, Inc.	1,355	48,509

		141,667

Air Freight & Logistics — 1.1%
C.H. Robinson Worldwide, Inc.	803	71,009
Expeditors International of Washington, Inc.	1,027	90,756

		161,765

Auto Components — 0.8%
Autoliv, Inc.(a)	442	33,504
BorgWarner, Inc.	1,259	44,040
Lear Corp.(a)	310	37,451

		114,995

Biotechnology(a) — 4.2%
Alexion Pharmaceuticals, Inc.	1,336	153,827
Biogen, Inc.	1,047	263,917
Regeneron Pharmaceuticals, Inc.	357	194,051

		611,795

Building Products — 1.4%
Carrier Global Corp.	4,945	165,113
Owens Corning	661	43,276

		208,389

Capital Markets — 2.4%
Franklin Resources, Inc.	1,629	30,544
MarketAxess Holdings, Inc.	204	109,926
SEI Investments Co.	761	37,403
T. Rowe Price Group, Inc.	1,273	161,238

		339,111

Chemicals — 1.7%
Celanese Corp.	672	76,279
Eastman Chemical Co.	811	65,561
LyondellBasell Industries NV, Class A	1,591	108,904

		250,744

Commercial Services & Supplies — 0.3%
Rollins, Inc.	778	45,007

Communications Equipment — 0.6%
F5 Networks, Inc.(a)	363	48,257
Juniper Networks, Inc.	1,954	38,533

		86,790

Construction & Engineering — 0.5%
Jacobs Engineering Group, Inc.	722	68,590

Containers & Packaging — 0.8%
Packaging Corp. of America	503	57,588
Westrock Co.	1,536	57,677

		115,265

Diversified Financial Services — 0.3%
Voya Financial, Inc.	750	35,948

Diversified Telecommunication Services — 2.4%
AT&T, Inc.	10,640	287,493
Verizon Communications, Inc.	1,062	60,523

		348,016

Electric Utilities — 3.1%
Exelon Corp.	5,246	209,263
NRG Energy, Inc.	1,468	46,418

Security	Shares	Value

Electric Utilities (continued)
OGE Energy Corp.	1,199	$36,893
Pinnacle West Capital Corp.	670	54,652
PPL Corp.	3,851	105,903

		453,129

Electrical Equipment — 1.6%
Eaton Corp. PLC	2,254	233,943

Electronic Equipment, Instruments & Components — 3.0%
Arrow Electronics, Inc.(a)	443	34,505
CDW Corp.	773	94,770
FLIR Systems, Inc.	722	25,046
Keysight Technologies, Inc.(a)	1,003	105,185
TE Connectivity Ltd.	1,815	175,837

		435,343

Entertainment — 1.9%
Activision Blizzard, Inc.	758	57,403
Electronic Arts, Inc.(a)	1,745	209,104

		266,507

Equity Real Estate Investment Trusts (REITs) — 3.8%
AvalonBay Communities, Inc.	222	30,887
Camden Property Trust	521	48,057
Duke Realty Corp.	1,890	71,801
Essex Property Trust, Inc.	86	17,595
Host Hotels & Resorts, Inc.(a)	3,996	41,878
Medical Properties Trust, Inc.	2,725	48,559
National Retail Properties, Inc.	867	27,753
Omega Healthcare Investors, Inc.	1,359	39,153
Public Storage	849	194,480
Vornado Realty Trust	968	29,747

		549,910

Food & Staples Retailing — 5.2%
Kroger Co.	4,829	155,542
Walgreens Boots Alliance, Inc.	4,542	154,610
Walmart, Inc.	3,184	441,780

		751,932

Food Products — 1.3%
Ingredion, Inc.	404	28,639
J.M. Smucker Co.	608	68,218
Tyson Foods, Inc., Class A	1,575	90,137

		186,994

Gas Utilities — 0.4%
Atmos Energy Corp.	614	56,285

Health Care Equipment & Supplies — 2.9%
Cooper Cos., Inc.	264	84,229
ResMed, Inc.	762	146,258
Varian Medical Systems, Inc.(a)	486	83,981
West Pharmaceutical Services, Inc.	399	108,556

		423,024

Health Care Providers & Services — 6.8%
Anthem, Inc.	1,292	352,458
DaVita, Inc.(a)	536	46,230
Henry Schein, Inc.(a)	873	55,505
Humana, Inc.	793	316,629
Molina Healthcare, Inc.(a)	365	68,061
Quest Diagnostics, Inc.	720	87,941
Universal Health Services, Inc., Class B(a)	480	52,584

		979,408

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Schedule of Investments (unaudited) (continued) October 31, 2020	iShares Edge MSCI Multifactor USA Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Technology — 0.9%
Cerner Corp.	1,883	$131,979

Household Durables — 2.1%
Garmin Ltd.	698	72,606
Mohawk Industries, Inc.(a)	359	37,045
NVR, Inc.(a)	19	75,109
PulteGroup, Inc.	1,411	57,512
Whirlpool Corp.	346	63,996

		306,268

Insurance — 3.5%
Alleghany Corp.	79	43,207
Arch Capital Group Ltd.(a)	733	22,144
Athene Holding Ltd., Class A(a)	625	20,050
Brown & Brown, Inc.	1,303	56,693
Erie Indemnity Co., Class A	140	32,602
Everest Re Group Ltd.	216	42,569
Fidelity National Financial, Inc.	1,628	50,940
Globe Life, Inc.	556	45,086
Hartford Financial Services Group, Inc.	1,930	74,344
Lincoln National Corp.	1,067	37,452
Loews Corp.	1,447	50,182
Reinsurance Group of America, Inc.	328	33,135

		508,404

Internet & Direct Marketing Retail — 1.7%
Amazon.com, Inc.(a)	81	245,928

IT Services — 2.7%
Akamai Technologies, Inc.(a)	966	91,886
Black Knight, Inc.(a)	813	71,503
Booz Allen Hamilton Holding Corp.	764	59,974
EPAM Systems, Inc.(a)	293	90,523
Jack Henry & Associates, Inc.	457	67,750

		381,636

Life Sciences Tools & Services — 2.3%
Agilent Technologies, Inc.	1,672	170,694
Bio-Rad Laboratories, Inc., Class A(a)	133	77,994
Waters Corp.(a)	356	79,324

		328,012

Machinery — 1.6%
Cummins, Inc.	796	175,032
Snap-on, Inc.	307	48,362

		223,394

Media — 1.1%
Cable One, Inc.	28	48,492
Discovery, Inc., Class A(a)	945	19,127
Discovery, Inc., Class C(a)	2,007	36,768
Liberty Media Corp. - Liberty SiriusXM, Class C(a)	903	31,244
News Corp., Class A	2,076	27,258

		162,889

Metals & Mining — 0.8%
Nucor Corp.	1,607	76,750
Steel Dynamics, Inc.	1,273	40,074

		116,824

Multiline Retail — 2.9%
Target Corp.	2,744	417,692

Security	Shares	Value

Multi-Utilities — 1.8%
Ameren Corp.	1,331	$107,971
Public Service Enterprise Group, Inc.	2,693	156,598

		264,569

Oil, Gas & Consumable Fuels — 0.3%
Cabot Oil & Gas Corp.	2,433	43,283

Pharmaceuticals — 0.9%
Jazz Pharmaceuticals PLC(a)	342	49,282
Mylan NV(a)	3,103	45,118
Perrigo Co. PLC	683	29,963

		124,363

Professional Services — 0.2%
Robert Half International, Inc.	628	31,833

Real Estate Management & Development(a) — 0.9%
CBRE Group, Inc., Class A	1,996	100,598
Jones Lang LaSalle, Inc.	307	34,648

		135,246

Road & Rail — 1.5%
AMERCO	45	15,622
Kansas City Southern	532	93,707
Old Dominion Freight Line, Inc.	578	110,034

		219,363

Semiconductors & Semiconductor Equipment — 6.8%
Intel Corp.	7,320	324,130
Micron Technology, Inc.(a)	6,664	335,466
Qorvo, Inc.(a)	690	87,878
Skyworks Solutions, Inc.	1,027	145,105
Teradyne, Inc.	999	87,762

		980,341

Software — 9.8%
ANSYS, Inc.(a)	455	138,488
Cadence Design Systems, Inc.(a)	1,689	184,726
Citrix Systems, Inc.	693	78,496
Intuit, Inc.	1,241	390,518
Microsoft Corp.	1,850	374,570
NortonLifeLock, Inc.	3,398	69,897
Synopsys, Inc.(a)	798	170,660

		1,407,355

Specialty Retail — 1.1%
Best Buy Co., Inc.	1,405	156,728

Technology Hardware, Storage & Peripherals — 6.4%
Apple, Inc.	5,272	573,910
Hewlett Packard Enterprise Co	7,850	67,824
HP, Inc.	8,648	155,318
NetApp, Inc.	1,319	57,891
Seagate Technology PLC	1,396	66,757

		921,700

Textiles, Apparel & Luxury Goods(a) — 1.0%
Lululemon Athletica, Inc.	394	125,800
Ralph Lauren Corp.	297	19,855

		145,655

Trading Companies & Distributors — 1.4%
HD Supply Holdings, Inc.(a)	992	39,541

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Schedule of Investments (unaudited) (continued) October 31, 2020	iShares Edge MSCI Multifactor USA Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors (continued)
United Rentals, Inc.(a)	451	$80,409
W.W. Grainger, Inc.	248	86,805

		206,755

Total Common Stocks — 99.2% (Cost: $11,974,913)		14,324,774

Investment Companies

Equity Funds — 0.2%
iShares Edge MSCI Multifactor USA ETF(b)	867	28,472

Total Investment Companies — 0.2% (Cost: $26,570)		28,472

Total Long-Term Investments — 99.4% (Cost: $12,001,483)		14,353,246

Security	Shares	Value

Short-Term Securities

Money Market Funds — 1.5%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.08%(b)(c)	210,131	$210,131

Total Short-Term Securities — 1.5% (Cost: $210,131)		210,131

Total Investments — 100.9% (Cost: $12,211,614)		14,563,377

Liabilities in Excess of Other Assets — (0.9)%		(131,460)

Net Assets — 100.0%		$14,431,917

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$77,288	$—		$(77,286	)(b)	$(2)	$—	$—	—	$85	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	26,278	183,853	(b)	—		—	—	210,131	210,131	10		—
iShares Edge MSCI Multifactor USA ETF	72,478	156,768		(206,415)		6,949	(1,308)	28,472	867	326		—

						$6,947	$(1,308)	$238,603		$421		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable

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Schedule of Investments (unaudited) (continued) October 31, 2020	iShares Edge MSCI Multifactor USA Index Fund

Fair Value Hierarchy as of Period End (continued)

inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$14,324,774	$—	$—	$14,324,774
Investment Companies	28,472	—	—	28,472
Short-Term Securities
Money Market Funds	210,131	—	—	210,131

	$14,563,377	$—	$—	$14,563,377

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

4